Fair Value Measurements and Valuation Processes - Summary of Assets and Liabilities Measured at Fair Value (Details) - Level 2 - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 714	£ 797	£ 714
Liabilities at fair value	146	319	485
Interest Rate Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	50	65	65
Liabilities	34	53	52
Cross Currency Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	326	444	466
Liabilities	9		156
Forward Foreign Currency Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	338	288	183
Liabilities	£ 103	£ 266	£ 277